Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Preferred Stock
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	200,000,000	200,000,000
Series A Convertible Preferred Stock
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	200,000	200,000
Preferred Stock, shares issued	200,000	200,000
Preferred Stock, shares outstanding	200,000	200,000
Preferred Stock, liquidation preference, value	$ 203,400	$ 203,151
Class A Common stock
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, shares authorized	350,000,000	350,000,000
Common Stock, shares issued	21,970,817	22,190,284
Common Stock, shares outstanding	21,970,817	22,190,284
Class T Common stock
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, shares authorized	350,000,000	350,000,000
Common Stock, shares issued	2,038,466	2,028,457
Common Stock, shares outstanding	2,038,466	2,028,457